GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	COMMON STOCKS - 95.13%
	Australia - 4.66%
2,547	Afterpay, Ltd. (a)	$226,073.0
49,150	AGL Energy, Ltd.	301,969
638	ASX, Ltd.	37,193
12,669	Australia & New Zealand Banking Group, Ltd.	267,417
6,700	BHP Billiton, Ltd.	243,748
20,160	BlueScope Steel, Ltd.	331,264
1,204	Cochlear, Ltd.	227,156
42,802	Coles Group, Ltd.	548,284
6,172	Commonwealth Bank of Australia	462,176
2,021	CSL, Ltd.	432,229
1,804	Domino's Pizza Enterprises, Ltd.	163,132
15,382	Endeavour Group Ltd. (a)	72,560
25,616	Fortescue Metals Group, Ltd.	447,485
477	Macquarie Group, Ltd.	55,886
8,717	Magellan Financial Group, Ltd.	352,060
35,968	Medibank Private, Ltd.	85,274
9,139	National Australia Bank, Ltd.	179,662
2,064	Newcrest Mining, Ltd.	39,141
4,152	Northern Star Resources, Ltd.	30,493
2,762	REA Group, Ltd.	349,972
12,429	Reece Ltd.	220,103
842	Rio Tinto, Ltd.	79,826
4,277	SEEK, Ltd.	106,322
1,891	Sonic Healthcare, Ltd.	54,490
42,422	South32, Ltd.	93,031
9,926	Suncorp Group, Ltd.	82,637
12,878	Telstra Corp., Ltd.	36,321
6,890	Washington H Soul Pattinson & Co., Ltd.	174,239
10,288	Wesfarmers, Ltd.	456,099
8,472	Westpac Banking Corp.	163,949
15,382	Woolworths, Ltd.	440,179
		6,760,370
	Austria - 0.70%
1,125	Erste Group Bank AG	41,356
2,081	OMV AG	118,757
13,423	Raiffeisen Bank International AG	304,681
695	Verbund AG	64,024
11,834	voestalpine AG	482,700
		1,011,518
	Belgium - 0.55%
4,843	Ageas SA	269,131
801	Anheuser-Busch InBev SA	57,743
487	Sofina SA	210,411
2,497	UCB SA	261,514
		798,799
	Canada - 9.12%
7,200	Alimentation Couche-Tard, Inc. - Series B	264,569
3,399	AltaGas, Ltd.	71,347
812	Atco Ltd. - Class I	28,796

21,483	B2Gold Corp.	90,119
5,093	Ballard Power Systems, Inc. (a)	92,361
4,031	Bank of Montreal	413,181
6,217	Barrick Gold Corp.	128,593
2,085	Bausch Health Cos., Inc.	61,191
13,791	BlackBerry, Ltd. (a)	168,549
3,210	Cameco Corp.	61,528
2,238	Canadian Imperial Bank of Commerce	254,763
1,495	Canadian National Railway Co.	157,737
4,423	Canadian Natural Resources, Ltd.	160,564
2,790	Canadian Pacific Railway, Ltd.	214,539
878	Canadian Tire Corp., Ltd.- Class A	138,939
1,307	CCL Industries, Inc. - Class B	71,982
985	CGI, Inc. (a)	89,306
525	Constellation Software, Inc.	795,128
4,819	Dollarama, Inc.	220,579
18,226	Empire Co., Ltd. - Series A	574,892
759	Fairfax Financial Holdings, Ltd.	332,843
5,922	First Quantum Minerals, Ltd.	136,489
1,300	FirstService Corp.	222,969
3,090	George Weston, Ltd.	294,517
2,869	GFL Environmental, Inc.	91,699
1,241	Gildan Activewear, Inc.	45,792
5,010	Great-West Lifeco, Inc.	148,813
5,011	iA Financial Corp., Inc.	272,824
463	Intact Financial Corp.	62,902
17,129	Ivanhoe Mines Ltd. - Class A (a)	123,673
17,938	Kinross Gold Corp.	113,740
1,691	Kirkland Lake Gold, Ltd.	65,165
1,037	Lightspeed POS, Inc.	86,793
7,543	Loblaw Cos., Ltd.	464,227
10,465	Lundin Mining Corp.	94,384
3,179	Magna International, Inc.	294,332
25,276	Manulife Financial Corp.	497,527
2,573	Metro, Inc.	123,357
2,544	National Bank of Canada	190,390
3,695	Northland Power, Inc.	126,058
2,433	Nutrien, Ltd.	147,421
3,016	Onex Corp.	218,998
906	Parkland Corp.	29,279
12,309	Power Corp. of Canada	389,050
1,968	Ritchie Bros Auctioneers, Inc.	116,673
9,264	Royal Bank of Canada	938,582
1,602	Saputo, Inc.	47,778
584	Shopify, Inc. - Class A (a)	854,079
1,709	Sun Life Financial, Inc.	88,125
2,398	Teck Resources, Ltd. - Class B (a)	55,230
4,974	The Bank of Nova Scotia	323,495
10,374	The Toronto-Dominion Bank	727,000
439	Thomson Reuters Corp.	43,606
862	Toromont Industries, Ltd.	75,102
2,202	West Fraser Timber Co., Ltd.	158,080
9,524	WSP GLOBAL, Inc.	1,111,748
15,050	Yamana Gold, Inc.	63,376
		13,234,779
	Cayman Islands - 0.89%
97,449	Chow Tai Fook Jewelry Group Ltd.	222,654

23,819	CK Asset Holdings, Ltd.	163,946
17,909	ESR Cayman Ltd. (a)	60,384
2,329	Futu Holdings Ltd. - ADR (a)(b)	417,101
708	Sea Ltd. - ADR (a)	194,417
56,720	Xinyi Glass Holdings, Ltd.	231,103
		1,289,605
	Chile - 0.20%
14,683	Antofagasta PLC	291,983
	Denmark - 2.90%
160	A.P. Moeller - Maersk AS - Class A	445,057
165	A.P. Moeller - Maersk AS - Class B	475,020
2,617	Ambu AS - Class B	100,697
230	Carlsberg AS - Series B	42,922
2,222	Coloplast AS - Series B	364,815
10,430	Danske Bank AS	183,682
1,292	DSV AS	301,602
512	Genmab AS (a)	209,788
692	GN Store Nord AS	60,515
13,378	Novo Nordisk AS - Series B	1,119,854
588	Novozymes AS - B Shares	44,364
873	Orsted AS	122,536
3,470	Pandora AS	468,152
144	Rockwool International AS	70,131
5,017	Vestas Wind System	196,024
		4,205,159
	Finland - 0.68%
499	Elisa OYJ	29,778
6,241	Kesko OYJ	230,457
697	Kone OYJ - Series B	56,885
1,294	Neste OYJ	79,377
25,578	Nokia OYJ (a)	137,040
10,599	Orion OYJ - Class B	455,697
		989,234
	France - 9.71%
1,607	Air Liquide SA	281,787
335	Arkema SA	42,104
7,894	Atos SE	480,684
3,572	AXA SA	90,701
3,075	BioMerieux	357,286
7,222	BNP Paribas SA	453,249
90,143	Bollore SA	483,559
1,601	Bouygues SA	59,301
840	Capgemini SE	161,543
16,429	Carrefour SA	323,312
8,316	Cie de Saint-Gobain	548,820
328	Cie Generale des Etablissements Michelin SCA	52,347
20,289	CNP Assurances	345,793
15,602	Credit Agricole SA	218,733
3,625	Danone SA	255,036
175	Dassault Systemes SE	42,472
2,802	Eiffage SA	285,402
6,374	Engie SA	87,404
874	EssilorLuxottica SA	161,456
513	Hermes International	748,625
4,852	Ipsen SA	504,884
471	Kering SA	412,698
10,225	La Francaise des Jeux SAEM	601,409

901	Legrand SA	95,491
2,346	L'Oreal SA	1,047,707
2,073	LVMH Moet Hennessy Louis Vuitton SE	1,630,736
5,329	Orange SA	60,819
6,193	Publicis Groupe SA	396,320
893	Remy Cointreau SA	184,424
6,911	Renault SA (a)	280,154
239	Safran SA	33,169
7,127	Sanofi-Aventis SA	748,780
1,403	Sartorius Stedim Biotech	664,025
2,818	Schneider Electric SE	444,241
1,955	SEB SA	353,665
9,280	Suez Environnement Co. SA	220,784
413	Teleperformance	167,715
7,590	Total SA	343,840
1,065	Ubisoft Entertainment SA (a)	74,409
2,920	Vinci SA	312,141
357	Worldline SA (a)	33,453
		14,090,478
	Germany - 7.63%
1,696	adidas AG	632,874
1,937	Allianz SE	483,391
3,565	Bayer AG	216,735
2,705	Bayerische Motoren Werke AG	286,771
2,051	Beiersdorf AG	247,567
2,052	Brenntag AG	190,984
1,040	Carl Zeiss Meditec AG	201,037
1,501	Covestro AG	97,052
7,289	Daimler AG	651,334
1,660	Delivery Hero SE (a)	219,329
1,085	Deutsche Boerse AG	189,382
12,788	Deutsche Post AG	870,921
11,027	Deutsche Telekom AG	233,221
1,200	Deutsche Wohnen SE	73,426
1,391	Fresenius Medical Care AG & Co. KGaA	115,587
5,861	Fresenius SE & Co. KGaA	305,884
1,008	GEA Group AG	40,844
5,655	HeidelbergCement AG	485,518
7,203	HelloFresh SE (a)	700,196
6,239	Infineon Technologies AG	250,952
920	KION Group AG	98,219
2,052	Knorr-Bremse AG	236,096
1,822	Merck KGaA	349,598
3,765	Nemetschek SE	288,197
4,227	Puma SE	504,495
253	Rational AG	229,212
5,306	RWE AG	192,380
4,888	SAP SE	686,566
2,057	Siemens AG	326,607
5,185	Siemens Energy AG (a)	156,188
550	Symrise AG	76,646
790	TeamViewer AG (a)	29,670
5,443	Uniper SE	200,538
1,379	Volkswagen AG	453,228
837	Vonovia SE	54,091
5,731	Zalando SE (a)	693,105
		11,067,841

	Hong Kong - 2.21%
72,146	AIA Group, Ltd.	895,013
29,999	BOC Hong Kong Holdings, Ltd.	101,676
52,531	CK Hutchison Holdings, Ltd.	408,944
1,758	Hang Seng Bank, Ltd.	35,068
12,409	Hong Kong Exchange & Clearing, Ltd.	738,705
12,110	Hongkong Land Holdings Ltd.	57,673
2,811	Jardine Matheson Holdings, Ltd.	179,677
8,517	Swire Pacific, Ltd. - Class A	57,708
9,578	Swire Properties, Ltd.	28,530
22,687	Techtronic Industries Co., Ltd.	395,366
338,755	WH Group, Ltd.	304,067
		3,202,427
	Ireland - 0.53%
1,417	CRH PLC	71,659
559	DCC PLC	45,790
876	Flutter Entertainment PLC (a)	158,842
5,189	James Hardie Industries PLC	176,074
643	Kingspan Group PLC	60,231
842	Kingspan Group PLC	79,580
3,254	Smurfit Kappa Group PLC	176,963
		769,139
	Isle Of Man - 0.22%
13,132	Entain PLC (a)	317,316
	Israel - 0.45%
713	Nice, Ltd. (a)	175,992
21,280	Teva Pharmaceutical Industries, Ltd. - ADR (a)	210,672
920	Wix.com, Ltd. - ADR (a)(b)	267,058
		653,722
	Italy - 2.19%
8,105	Assicurazioni Generali SpA	162,721
2,326	Atlantia SpA (a)	42,235
1,457	DiaSorin SpA	275,687
28,019	Enel SpA	260,376
14,455	FinecoBank Banca Fineco SpA (a)	252,258
91,018	Intesa Sanpaolo SpA	251,786
5,656	Moncler SpA	383,408
24,195	Poste Italiane SpA	320,234
4,911	Prysmian SpA	176,236
3,313	Recordati SpA	189,511
882,574	Telecom Italia SpA	439,140
792,543	Telecom Italia SpA - Savings Shares	420,402
		3,173,994
	Japan - 21.14%
4,641	Advantest Corp.	416,701
3,030	Aeon Co., Ltd.	81,340
3,375	Aisin Seiki Co., Ltd.	144,711
979	Asahi Glass Co., Ltd.	41,011
6,296	Asahi Intecc Co., Ltd.	150,528
22,224	Astellas Pharma, Inc.	387,290
2,412	AZBIL Corp.	99,945
2,653	Bandai Namco Holdings, Inc.	183,613
10,130	Brother Industries, Ltd.	202,331
7,504	Capcom Co., Ltd.	219,332
32,936	Chubu Electric Power Co., Inc.	402,960
8,283	Chugai Pharmaceutical Co., Ltd.	328,310
630	Cosmos Pharmaceutical Corp.	92,566

19,568	CyberAgent, Inc.	419,089
1,403	Daifuku Co., Ltd.	127,292
1,437	Dai-ichi Life Holdings, Inc.	26,440
6,775	Daiichi Sankyo Co., Ltd.	146,158
839	Daikin Industries, Ltd.	156,347
2,019	Denso Corp.	137,679
268	Disco Corp.	81,485
3,051	Eisai Co., Ltd.	299,844
261	Fast Retailing Co., Ltd.	196,191
938	Fuji Electric Co., Ltd.	43,783
2,170	FUJIFILM Holdings Corp.	160,512
1,626	Fujitsu, Ltd.	304,223
342	GMO Payment Gateway, Inc.	44,417
4,154	Hakuhodo DY Holdings, Inc.	64,697
822	Hamamatsu Photonics KK	49,517
11,314	Hino Motors Ltd.	100,074
201	Hirose Electric Co. Ltd.	29,405
3,759	Hitachi Metals, Ltd. (a)	71,834
5,927	Hitachi, Ltd.	339,660
14,393	Honda Motor Co., Ltd.	462,926
4,525	Hoya Corp.	598,523
1,257	IBIDEN Co., Ltd.	67,656
14,368	Iida Group Holdings Co., Ltd.	369,574
35,064	Inpex Corp.	262,433
3,384	Isuzu Motors, Ltd.	44,904
5,155	Ito En, Ltd.	305,949
15,336	ITOCHU Corp.	442,516
32,630	Japan Post Holdings Co., Ltd.	268,014
17,295	Japan Post Insurance Co., Ltd.	320,011
3,672	JSR Corp.	111,545
101,480	JXTG Holdings, Inc.	425,283
15,669	Kajima Corp.	198,837
2,364	Kao Corp.	145,764
9,195	KDDI Corp.	286,477
453	Keyence Corp.	228,141
2,949	Kikkoman Corp.	194,482
1,210	Kobayashi Pharmaceutical Co., Ltd.	103,461
1,348	Kobe Bussan Co., Ltd.	42,471
4,114	Koei Tecmo Holdings Co., Ltd.	200,011
635	Konami Holdings Corp.	38,030
2,291	Kose Corp.	359,910
3,962	Kubota Corp.	80,150
3,106	Kurita Water Industries, Ltd.	149,301
1,959	Lasertec Corp.	378,920
1,447	Lawson, Inc.	67,020
4,011	Lion Corp.	67,989
8,259	LIXIL Group Corp.	213,721
4,662	M3, Inc.	339,666
60,169	Marubeni Corp.	523,979
13,295	Mazda Motor Corp. (a)	125,432
4,356	Medipal Holdings Corp.	83,280
2,262	MEIJI Holdings Co., Ltd.	135,550
2,027	Mercari, Inc. (a)	107,154
7,536	MISUMI Group, Inc.	255,031
57,415	Mitsubishi Chemical Holdings Corp.	483,090
14,173	Mitsubishi Corp.	387,153
5,162	Mitsubishi Gas Chemical Co., Inc.	109,382

15,299	Mitsubishi UFJ Financial Group, Inc.	82,404
9,299	Mitsui & Co., Ltd.	209,467
4,580	Mitsui Chemicals, Inc.	158,321
1,684	Miura Co., Ltd.	73,124
6,560	Mizuho Financial Group, Inc.	94,021
21,150	MonotaRO Co., Ltd.	498,391
2,991	Murata Manufacturing Co., Ltd.	227,839
1,495	Nabtesco Corp.	56,402
6,800	NEC Corp.	349,890
4,909	Nexon Co., Ltd.	109,247
2,504	Nidec Corp.	287,936
4,570	Nihon M&A Center, Inc.	118,365
532	Nintendo Co., Ltd.	307,854
22,212	Nippon Telegraph & Telephone Corp.	580,737
6,563	Nippon Yusen Kabushiki Kaisha	333,060
25,892	Nissan Motor Co. Ltd. (a)	128,986
1,636	Nitori Holdings Co., Ltd.	288,913
1,350	Nitto Denko Corp.	100,535
31,686	Nomura Holdings, Inc.	161,265
5,232	Nomura Research Institute, Ltd.	172,795
274	Obic Co., Ltd.	50,958
15,299	Oji Holdings Corp.	87,919
13,586	Olympus Corp.	270,238
2,200	OMRON Corp.	174,189
2,684	Ono Pharmaceutical Co., Ltd.	59,854
455	Oracle Corp.	34,766
9,188	ORIX Corp.	155,292
3,368	Osaka Securities Exchange Co., Ltd.	75,025
2,529	Otsuka Holdings Co., Ltd.	105,009
16,359	Panasonic Corp.	188,366
14,250	Persol Holdings Co., Ltd.	281,388
5,746	Pigeon Corp.	162,060
15,072	Pola Orbis Holdings, Inc.	397,417
8,678	Rakuten, Inc.	97,985
11,724	Recruit Holdings Co., Ltd.	574,931
12,113	Renesas Electronics Corp. (a)	130,728
42,166	Resona Holdings, Inc.	162,577
25,688	Ricoh Co., Ltd.	289,145
582	Rinnai Corp.	55,396
10,894	Ryohin Keikaku Co., Ltd.	228,535
4,071	Seiko Epson Corp.	71,560
3,895	Sekisui House, Ltd.	79,983
3,693	Seven & I Holdings Co., Ltd. - Series A	176,898
3,568	SG Holdings Co., Ltd.	93,693
1,564	Sharp Corp.	25,802
456	Shimano, Inc.	108,493
1,337	Shin-Etsu Chemical Co., Ltd.	223,628
5,821	Shiseido Co., Ltd.	429,350
5,594	SoftBank Corp.	73,141
4,581	SoftBank Group Corp.	319,487
7,541	Sony Corp.	731,230
1,337	Square Enix Holdings Co., Ltd.	66,028
4,768	Subaru Corp.	94,499
3,902	SUMCO Corp.	95,584
64,668	Sumitomo Chemical Co., Ltd.	343,702
18,925	Sumitomo Corp.	253,755
10,968	Sumitomo Dainippon Pharma Co., Ltd.	230,045

1,579	Sumitomo Metal Mining Co., Ltd.	61,408
8,670	Sumitomo Mitsui Financial Group, Inc.	298,872
4,758	Sumitomo Mitsui Trust Holdings, Inc.	151,781
2,855	Sysmex Corp.	338,702
8,800	T&D Holdings, Inc.	114,197
795	Taisho Pharmaceutical Holdings Co., Ltd.	42,558
5,406	Takeda Pharmaceutical Co., Ltd.	181,428
515	TDK Corp.	62,343
1,499	Toho Gas Co., Ltd.	73,592
851	Tokyo Century Corp.	45,753
1,099	Tokyo Electron, Ltd.	475,190
6,897	Tokyo Gas Co., Ltd.	130,089
37,272	Toray Industries, Inc.	248,454
1,424	Toyo Suisan Kaisha, Ltd.	54,885
1,220	Toyota Industries Corp.	105,500
4,207	Toyota Motor Corp.	367,751
6,372	Toyota Tsusho Corp.	302,439
1,343	Trend Micro, Inc.	70,324
1,819	Tsuruha Holdings, Inc.	211,705
2,045	Unicharm Corp.	82,373
11,512	Welcia Holdings Co., Ltd.	376,426
79,557	Yamada Denki Co., Ltd.	367,881
3,184	Yamato Holdings Co., Ltd.	90,470
7,782	Z Holdings Corp.	38,945
15,136	ZOZO, Inc.	513,197
		30,677,492
	Jersey - 0.86%
5,660	Ferguson PLC	787,459
62,698	Glencore PLC	269,105
14,671	WPP PLC	198,321
		1,254,885
	Luxembourg - 0.42%
1,961	Eurofins Scientific SE	224,296
7,485	InPost SA (a)	150,621
21,262	Tenaris SA	232,612
		607,529
	Netherlands - 4.76%
108	Adyen NV (a)	264,851
566	Akzo Nobel NV	70,082
26,793	ArcelorMittal	824,876
644	ASM International NV	212,408
2,308	ASML Holding NV	1,593,253
13,414	CNH Industrial NV	222,507
876	Ferrari NV	180,847
25,503	ING Groep NV	338,535
734	JDE Peet's NV	26,642
22,273	Koninklijke Ahold Delhaize NV	663,279
1,334	Koninklijke DSM NV	249,368
5,910	Koninklijke Philips NV	293,337
8,411	NN Group NV	397,329
962	Prosus NV	94,245
2,437	Qiagen NV (a)	117,801
5,342	Randstad Holding NV	409,518
11,558	Stellantis NV	227,385
9,706	STMicroelectronics NV	352,973
3,706	Wolters Kluwer NV	372,503
		6,911,739

	New Zealand - 0.30%
7,064	Fisher & Paykel Healthcare Corp., Ltd.	153,673
2,732	Xero, Ltd. (a)	281,013
		434,686
	Norway - 0.61%
1,840	Adevinta ASA (a)	35,297
10,723	Gjensidige Forsikring ASA	236,426
48,035	Norsk Hydro ASA	306,674
6,920	Orkla ASA	70,523
2,795	Schibsted ASA - B Shares	116,182
2,405	Schibsted ASA - Class A	116,020
		881,122
	Portugal - 0.21%
16,910	Jeronimo Martins SGPS SA	308,565
	Singapore - 1.16%
12,484	DBS Group Holdings, Ltd.	277,735
28,430	Oversea-Chinese Banking Corp., Ltd.	253,361
78,960	Singapore Exchange, Ltd.	657,648
15,474	United Overseas Bank, Ltd.	297,989
3,725	Venture Corp., Ltd.	53,290
44,277	Wilmar International, Ltd.	148,450
		1,688,473
	South Africa - 0.00% (e)
584	Thungela Resources Ltd. (a)	1,608
	Spain - 1.62%
19,460	ACS, Actividades de Construccion y Servicios SA	521,691
41,207	Banco Bilbao Vizcaya Argentaria SA	255,606
77,152	CaixaBank SA	237,528
2,345	Cellnex Telecom SA	149,567
4,950	EDP Renovaveis SA	114,689
2,274	Grifols SA	61,664
21,976	Iberdrola SA	267,989
5,889	Industria de Diseno Textil SA	207,921
14,917	Repsol SA	187,396
6,972	Siemens Gamesa Renewable Energy SA	233,099
26,193	Telefonica SA	122,255
		2,359,405
	Sweden - 3.06%
1,290	Assa Abloy AB - Series B	38,891
2,582	Atlas Copco AB - Class A	158,556
757	Atlas Copco AB - Class B	39,869
3,950	Electrolux AB - Series B	109,462
4,935	Embracer Group AB (a)	133,434
4,137	EPIROC AB	81,220
6,817	EPIROC AB	155,180
6,090	EQT AB	221,224
2,042	Evolution AB	323,008
11,220	Hennes & Mauritz AB - Series B (a)	266,468
9,775	HEXAGON AB	144,830
11,001	Husqvarna AB - Class B	146,206
1,010	ICA Gruppen AB	47,017
2,690	Industrivarden AB	104,622
4,512	Investment AB Latour - B Shares	148,139
16,692	Investor AB	384,757
8,508	Kinnevik AB (a)	340,694
28,520	Nibe Industrier AB	300,527
1,802	Securitas AB - Series B	28,466

7,600	Sinch AB (a)	127,887
11,856	Skanska AB - B Shares	314,767
8,135	Svenska Cellulosa AB - Series B	133,432
51,076	Swedish Match	435,583
13,828	Telefonaktiebolaget LM Ericsson - Series B	173,872
3,251	Volvo AB - Class B (b)	78,347
		4,436,458
	Switzerland - 7.97%
8,525	ABB, Ltd.	289,634
2,066	Adecco Group AG	140,574
13	Barry Callebaut AG	30,213
1,170	Cie Financiere Richemont SA	141,837
1,669	Coca-Cola HBC AG	60,412
24,969	Credit Suisse Group AG	261,374
148	EMS-Chemie Holding AG	145,470
230	Geberit AG	172,769
45	Givaudan SA	209,485
2,024	Kuehne & Nagel International AG	692,733
4,060	LafargeHolcim, Ltd.	244,039
4,274	Logitech International SA	519,045
256	Lonza Group AG	181,493
19,336	Nestle SA	2,410,176
14,290	Novartis AG	1,303,628
438	Partners Group Holding AG	663,985
375	Roche Holding AG	152,513
5,666	Roche Holdings AG	2,135,165
121	SGS SA	373,583
921	Sika AG	301,754
110	Sonova Holding AG	41,432
221	Straumann Holding AG	352,505
96	Swiss Life Holding AG	46,699
559	The Swatch Group AG - Group I	191,969
2,516	The Swatch Group AG - Group N	166,133
16,125	UBS Group AG	246,990
239	Zurich Insurance Group AG	95,998
		11,571,608
	United Kingdom - 10.38%
4,200	3i Group PLC	68,161
15,937	Admiral Group PLC	693,452
5,842	Anglo American PLC	232,477
4,729	Ashtead Group PLC	351,498
3,495	Associated British Foods PLC	107,285
8,918	AstraZeneca PLC	1,071,445
55,535	Auto Trader Group PLC	486,375
76,040	Aviva PLC	426,885
89,497	Barclays PLC	212,383
5,708	Barratt Developments PLC	54,960
8,596	BHP Group PLC	254,364
19,034	BP PLC	83,471
13,316	British American Tobacco PLC	517,001
40,835	BT Group PLC (a)	109,738
3,603	Bunzl PLC	119,192
13,587	Burberry Group PLC	388,577
2,237	Coca-Cola European Partners PLC - ADR	132,699
1,709	Croda International PLC	174,308
3,700	Diageo PLC	177,335
48,950	Evraz PLC	401,596

4,646	Experian PLC	179,378
32,875	GlaxoSmithKline PLC	646,292
20,564	Hargreaves Lansdown PLC	452,498
5,512	Hikma Pharmaceuticals PLC	186,536
14,251	HSBC Holdings PLC	82,250
5,781	Imperial Brands PLC	124,654
156,242	J. Sainsbury PLC	588,075
40,986	JD Sports Fashion PLC	521,573
5,056	Johnson Matthey PLC	215,265
92,197	Kingfisher PLC	465,326
56,220	Legal & General Group PLC	200,569
962	London Stock Exchange Group PLC	106,311
183,237	M&G PLC	580,477
61,790	Melrose Industries PLC	133,004
2,722	Next PLC (a)	296,245
4,672	Ocado Group PLC (a)	129,451
15,468	Pearson PLC	178,128
11,614	Phoenix Group Holdings PLC	108,719
2,381	Reckitt Benckiser Group PLC	210,362
10,464	RELX PLC	277,470
4,724	Rio Tinto PLC	390,143
25,679	Royal Bank of Scotland Group PLC	72,268
17,275	Royal Dutch Shell PLC - Class A	346,326
16,653	Royal Dutch Shell PLC - Class B	323,281
884	Schroders PLC	42,992
7,933	Smith & Nephew PLC	172,045
394	Spirax-Sarco Engineering PLC	74,209
14,071	St. James's Place PLC	287,705
31,220	Standard Chartered PLC	199,240
39,771	The Sage Group PLC	376,720
11,301	Unilever PLC	660,357
2,301	United Utilities Group PLC	31,057
201,080	Vodafone Group PLC	337,016
		15,059,144
	Total Common Stocks (Cost $92,376,395)	138,049,078

	INVESTMENT COMPANIES - 2.41%
	Canada - 0.21%
8,135	iShares MSCI Canada ETF (b)	303,191
	Japan - 2.20%
40,459	iShares MSCI EAFE ETF (b)	3,191,406
	Total Investment Companies (Cost $3,288,605)	3,494,597

	PARTICIPATORY NOTES - 0.03%
	Switzerland - 0.03%
129	Schindler Holding AG (d)	39,479
	Total Participatory Notes (Cost $29,164)	39,479

	PREFERRED STOCKS - 0.81%
	Germany - 0.81%
2,715	Bayerische Motoren Werke AG - Preference Shares	244,239
3,918	Fuchs Petrolub SE - Preference Shares	190,667
409	Porsche Automobil Holding SE	43,906
442	Sartorius AG	230,064
1,888	Volkswagen AG - Preference Shares	473,380
	Total Preferred Stocks (Cost $893,512)	1,182,256

	REAL ESTATE INVESTMENT TRUSTS - 0.41%
	Australia - 0.13%
9,369	Goodman Group	148,271
10,821	Stockland	37,681
		185,952
	Japan - 0.20%
56	GLP J-REIT	96,580
5	Japan Real Estate Investment Corp.	30,707
15	Nippon Prologis REIT, Inc.	47,702
27	Nomura Real Estate Master Fund, Inc.	43,212
52	United Urban Investment Corp.	75,103
		293,304
	United Kingdom - 0.08%
7,577	Segro PLC	114,704
	Total Real Estate Investment Trusts (Cost $436,516)	593,960

	SHORT TERM INVESTMENTS - 0.61%
	Money Market Funds - 0.61%
	DWS Government Money Market Series - Institutional Shares
894,293	Effective Yield, 0.04% (c)	894,293
	Total Short Term Investments (Cost $894,293)	894,293
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.63%
	Mount Vernon Liquid Assets Portfolio, LLC
3,821,160	Effective Yield, 0.10%, (c)	3,821,160
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,821,160)	3,821,160

	Total Investments (Cost $101,739,645) - 102.03%	148,074,823
	Liabilities in Excess of Other Assets - (2.03)%	(2,951,959)
	TOTAL NET ASSETS - 100.00%	$145,122,864

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2021.
(d)	Represents the value of the underlying security.
(e)	Less than 0.01%.
Glossary of Terms
ADR -	American Depositary Receipt

GuideMark® World ex-US Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2021

COMMON STOCKS
0.14%
Aerospace & Defense	0.02%
Air Freight & Logistics	1.16%
Auto Components	0.51%
Automobiles	2.28%
Banks	6.06%
Beverages	0.66%
Biotechnology	0.48%
Building Products	1.32%
Capital Markets	3.47%
Chemicals	2.64%
Commercial Services & Supplies	0.29%
Communications Equipment	0.21%
Construction & Engineering	1.93%
Construction Materials	0.67%

Containers & Packaging	0.17%
Diversified Financial Services	1.41%
Diversified Telecommunication Services	1.70%
Electric Utilities	0.88%
Electrical Equipment	1.28%
Electronic Equipment, Instruments & Components	1.02%
Energy Equipment & Services	0.16%
Entertainment	0.66%
Food & Staples Retailing	4.09%
Food Products	3.01%
Gas Utilities	0.19%
Health Care Equipment & Supplies	2.73%
Health Care Providers & Services	0.39%
Health Care Technology	0.23%
Hotels, Restaurants & Leisure	1.08%
Household Durables	1.73%
Household Products	0.46%
Independent Power and Renewable Electricity Producers	0.30%
Industrial Conglomerates	0.90%
Insurance	5.15%
Interactive Media & Services	0.60%
Internet & Direct Marketing Retail	1.76%
Internet Software & Services	0.03%
IT Services	2.03%
Leisure Equipment & Products	0.07%
Leisure Products	0.13%
Life Sciences Tools & Services	0.82%
Machinery	1.59%
Marine	1.34%
Media	1.03%
Metals & Mining	3.94%
Multiline Retail	0.92%
Multi-Utilities	0.57%
Oil, Gas & Consumable Fuels	1.79%
Paper & Forest Products	0.26%
Personal Products	1.78%
Pharmaceuticals	7.86%
Professional Services	1.97%
Real Estate Management & Development	0.50%
Road & Rail	0.46%
Semiconductors & Semiconductor Equipment	2.75%
Software	2.24%
Specialty Retail	1.75%
Technology Hardware, Storage & Peripherals	1.21%
Textiles, Apparel & Luxury Goods	4.05%
Tobacco	0.74%
Trading Companies & Distributors	3.01%
Transportation Infrastructure	0.03%
Water Utilities	0.02%
Wireless Telecommunication Services	0.50%
TOTAL COMMON STOCKS	95.13%

INVESTMENT COMPANIES
Exchange Traded Funds	2.41%
TOTAL INVESTMENT COMPANIES	2.41%

PARTICIPATORY NOTES
Machinery	0.03%
TOTAL PARTICIPATORY NOTES	0.03%

PREFERRED STOCKS
Automobiles	0.52%
Chemicals	0.13%
Health Care Equipment & Supplies	0.16%
TOTAL PREFERRED STOCKS	0.81%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.41%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.41%

SHORT TERM INVESTMENTS
Money Market Funds	0.61%
TOTAL SHORT TERM INVESTMENTS	0.61%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Fund	2.63%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	2.63%

TOTAL INVESTMENTS	102.03%
Liabilities in Excess of Other Assets	(2.03)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.